Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 07, 2014	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	DelMar Pharmaceuticals, Inc.
Entity Central Index Key	0001498382
Trading Symbol	dmpi
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		24,432,549
Document Type	POS AM
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	No
Entity Public Float			$ 22,444,417